UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Miller Investment Management, LP
Address: 100 Front Street
         Suite 1500
         West Conshohocken, PA  19428

Form 13F File Number: 28-12538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Elwyn Evans
Title: Chief Compliance Officer
Phone: 610-834-9820

Signature, Place, and Date of Signing:

Elwyn Evans       Houston, TX       August 15, 2011
 [Signature]     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $70,316 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      236    18557 SH       SOLE                    18557
ACE LTD                        SHS              H0023R105      211     3200 SH       SOLE                                       3200
ABBOTT LABS                    COM              002824100      244     4635 SH       SOLE                                       4635
ACACIA RESH CORP               ACACIA TCH COM   003881307      284     7735 SH       SOLE                     7735
ADAMS EXPRESS CO               COM              006212104      418    37515 SH       SOLE                                      37515
ALERE INC                      COM              01449J105      266     7270 SH       SOLE                     7270
AMGEN INC                      COM              031162100      238     4086 SH       SOLE                                       4086
ANADARKO PETE CORP             COM              032511107      356     4634 SH       SOLE                     3965               669
APPLE INC                      COM              037833100     1083     3226 SH       SOLE                     3226
BB&T CORP                      COM              054937107      514    19156 SH       SOLE                                      19156
BMC SOFTWARE INC               COM              055921100      219     4000 SH       SOLE                                       4000
BAIDU INC                      SPON ADR REP A   056752108      319     2275 SH       SOLE                     2275
BANK OF AMERICA CORPORATION    COM              060505104      343    31269 SH       SOLE                    28080              3189
BANK OF NEW YORK MELLON CORP   COM              064058100      240     9357 SH       SOLE                                       9357
BARD CR INC                    COM              067383109      292     2660 SH       SOLE                     2660
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      566     7320 SH       SOLE                     7320
BOEING CO                      COM              097023105      289     3906 SH       SOLE                     3740               166
CSX CORP                       COM              126408103      308    11730 SH       SOLE                    11730
CARDINAL HEALTH INC            COM              14149Y108      849    18686 SH       SOLE                                      18686
CARMAX INC                     COM              143130102      314     9500 SH       SOLE                     9500
CATERPILLAR INC DEL            COM              149123101      293     2755 SH       SOLE                     2755
CITIGROUP INC                  COM NEW          172967424      848    20361 SH       SOLE                    20361
COCA COLA CO                   COM              191216100      220     3266 SH       SOLE                                       3266
COINSTAR INC                   COM              19259P300      300     5500 SH       SOLE                     5500
COMCAST CORP NEW               CL A             20030N101      298    11775 SH       SOLE                    11775
CONOCOPHILLIPS                 COM              20825C104      360     4784 SH       SOLE                     4100               684
CROWN HOLDINGS INC             COM              228368106     2005    51649 SH       SOLE                                      51649
DEAN FOODS CO NEW              COM              242370104      271    22125 SH       SOLE                    22125
EASTMAN CHEM CO                COM              277432100      287     2815 SH       SOLE                     2815
EXXON MOBIL CORP               COM              30231G102     1661    20412 SH       SOLE                     3855             16557
FEDEX CORP                     COM              31428X106      285     3000 SH       SOLE                                       3000
FIRST SOLAR INC                COM              336433107      328     2481 SH       SOLE                     2320               161
FORD MTR CO DEL                COM PAR $0.01    345370860      964    69905 SH       SOLE                    64905              5000
GARTNER INC                    COM              366651107      310     7685 SH       SOLE                     7685
GENERAL DYNAMICS CORP          COM              369550108      292     3920 SH       SOLE                     3920
GENERAL ELECTRIC CO            COM              369604103      243    12882 SH       SOLE                                      12882
GOODYEAR TIRE & RUBR CO        COM              382550101      279    16645 SH       SOLE                    16645
GOOGLE INC                     CL A             38259P508      319      629 SH       SOLE                      560                69
HCA HOLDINGS INC               COM              40412C101      280     8495 SH       SOLE                     8495
HARLEY DAVIDSON INC            COM              412822108      320     7815 SH       SOLE                     7815
HELMERICH & PAYNE INC          COM              423452101      332     5025 SH       SOLE                     5025
HEWLETT PACKARD CO             COM              428236103      616    16920 SH       SOLE                    16095               825
INTL PAPER CO                  COM              460146103      276     9255 SH       SOLE                     9255
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365    10922   294164 SH       SOLE                                     294164
JACK IN THE BOX INC            COM              466367109      106     4642 SH       SOLE                                       4642
JOHNSON & JOHNSON              COM              478160104      397     5974 SH       SOLE                     3630              2344
KRAFT FOODS INC                CL A             50075N104      213     6033 SH       SOLE                     6003                30
LOCKHEED MARTIN CORP           COM              539830109      348     4300 SH       SOLE                                       4300
MACYS INC                      COM              55616P104      303    10370 SH       SOLE                    10370
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506      306     7950 SH       SOLE                     7950
MCDONALDS CORP                 COM              580135101      812     9628 SH       SOLE                     3610              6018
METLIFE INC                    COM              59156r108      289     6595 SH       SOLE                     6595
MICROSOFT CORP                 COM              594918104      901    34649 SH       SOLE                    10570             24079
MICRON TECHNOLOGY INC          COM              595112103      206    27580 SH       SOLE                    27580
MONSANTO CO NEW                COM              61166W101      362     4990 SH       SOLE                     4610               380
MOODYS CORP                    COM              615369105      331     8625 SH       SOLE                     7625              1000
MOTOROLA SOLUTIONS INC         COM NEW          620076307      289     6285 SH       SOLE                     6285
NVR INC                        COM              62944T105      290      400 SH       SOLE                      400
NETFLIX INC                    COM              64110l106      324     1235 SH       SOLE                     1235
OFFICE DEPOT INC               COM              676220106      163    38734 SH       SOLE                                      38734
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    19235   126548 SH       SOLE                     6159            120389
PEPSICO INC                    COM              713448108      543     7703 SH       SOLE                     4115              3588
PFIZER INC                     COM              717081103      901    43752 SH       SOLE                    33062             10690
PHILIP MORRIS INTL INC         COM              718172109      284     4250 SH       SOLE                     4250
PROCTER & GAMBLE CO            COM              742718109      606     9530 SH       SOLE                                       9530
REGIONS FINANCIAL CORP NEW     COM              7591EP100       69    11185 SH       SOLE                                      11185
REPUBLIC FIRST BANCORP INC     COM              760416107       47    21000 SH       SOLE                                      21000
RESEARCH IN MOTION LTD         COM              760975102      261     9034 SH       SOLE                     6790              2244
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      273     7240 SH       SOLE                     7240
ROYCE FOCUS TR                 COM              78080N108      795   102000 SH       SOLE                                     102000
RYDEX ETF TRUST                S&PMC400 PURGR   78355W601     1316    14830 SH       SOLE                                      14830
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1613    12220 SH       SOLE                    12220
SPDR GOLD TRUST                GOLD SHS         78463v107      295     2020 SH       SOLE                     2020
SPDR SERIES TRUST              S&P METALS MNG   78464A755      326     4703 SH       SOLE                                       4703
SARA LEE CORP                  COM              803111103      404    21260 SH       SOLE                    15070              6190
SNAP ON INC                    COM              833034101      306     4895 SH       SOLE                     4895
TARGET CORP                    COM              87612E106      271     5780 SH       SOLE                     5780
TEMPLETON DRAGON FD INC        COM              88018T101      411    13545 SH       SOLE                                      13545
THERMO FISHER SCIENTIFIC INC   COM              883556102      213     3301 SH       SOLE                                       3301
3M CO                          COM              88579Y101      221     2335 SH       SOLE                                       2335
TIME WARNER INC                COM NEW          887317303      286     7851 SH       SOLE                     7741               110
UNITED CONTL HLDGS INC         COM              910047109      503    22245 SH       SOLE                    22245
UNITED RENTALS INC             COM              911363109      276    10876 SH       SOLE                                      10876
VALEANT PHARMACEUTICALS INTL   COM              91911K102      863    16604 SH       SOLE                    16604
VALERO ENERGY CORP NEW         COM              91913y100      245     9600 SH       SOLE                                       9600
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1316    29240 SH       SOLE                                      29240
VANGUARD WORLD FDS             INF TECH ETF     92204A702      572     9022 SH       SOLE                                       9022
VEECO INSTRS INC DEL           COM              922417100      268     5545 SH       SOLE                     5545
VANGUARD INDEX FDS             GROWTH ETF       922908736      886    13700 SH       SOLE                                      13700
VERISIGN INC                   COM              92343E102      273     8150 SH       SOLE                     8150
WELLS FARGO & CO NEW           COM              949746101      306    10921 SH       SOLE                    10445               476
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105      296     7200 SH       SOLE                     7200
YAHOO INC                      COM              984332106      298    19820 SH       SOLE                    18405              1415